Unaudited Condensed Consolidated Statements of Comprehensive Income (Parentheticals) - $ / shares		6 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Earnings per common share - diluted		$ 0.01	$ 0.01
Weighted average shares - diluted	[1]	156,401,198	135,219,780

[1]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.